Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2024		December 31, 2023
	Level	Amount	Level	Amount
Liabilities:
Warrant Liability – Private Placement Warrants	$3	$15,607	$3	$7,507

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023		December 31, 2022
	Level	Amount	Level	Amount
Assets:
Investments held in Trust Account	1	$6,781,024	1	$10,325,848
Liabilities:
Warrant Liability – Private Placement Warrants	3	$7,507	3	$16,380

Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measuremen ts:

	September 30, 2024	December 31, 2023
Stock price	$10.91	$10.44
Exercise price	$11.50	$11.50
Expected term (in years)	0.59	0.84
Volatility	31.0%	30.0%
Risk-free rate	n/a	n/a %
Dividend yield	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements:

	December 31, 2023	December 31, 2022
Stock price	$10.44	$9.96
Exercise price	$11.50	$11.50
Expected term (in years)	0.84	0.59
Volatility	30.0%	32.00%
Risk-free rate	n/a	5.60%
Dividend yield	0.0%	0.00%

Summary of Change in the Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities as of September 30, 2024, and December 31, 2023:

Warrant Liabilities
Fair value as of December 31, 2023	$7,508
Change in fair value	6,097
Fair value as of March 31, 2024	$13,605
Change in fair value	3,276
Fair value as of June 30, 2024	$16,881
Change in fair value	(1,274)
Fair value as of September 30, 2024	$15,607

The following table presents the changes in the fair value of Level 3 warrant liabilities as of December 31, 2023 and 2022:

Warrant Liabilities
Fair value as of December 31, 2022	$16,380
Change in fair value	(8,873)

Fair value as of December 31, 2023	$7,508

Warrant Liabilities
Fair value as of December 31, 2021	$250,250
Change in fair value	(233,870)

Fair value as of December 31, 2022	$16,380